SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue	$ 469,697
Deferred revenue remaining	0
Goodwill	2,300,000
Goodwill impairment			$ 4,000,000.0
Allowance for doubtful accounts	459,117		500	$ 500
Advertising expenses	66,244	$ 308,519	858,572	1,733,865
Total value of contract	$ 3,000,000
Advertising and promotion costs			$ 858,572	$ 1,733,865